BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

The following tables reflect the earnings per share after allocating (loss) income between the shares based on outstanding shares:

	Three months ended June 30, 2024		Six months ended June 30, 2024
	Class A	Class B	Class A	Class B
Numerator:
Basic and diluted net (loss) income per Ordinary Share:
Allocation of (loss) income– basic and diluted	$(2,075,000)	$(100,000)	$(2,688,000)	$(1,946,000)
Denominator:
Basic and diluted weighted average Ordinary Shares:	8,796,000	425,000	5,472,000	3,963,000

Basic and diluted (loss) income per Ordinary Share	$(0.24)	$(0.24)	$(0.49)	$(0.49)

	Three months ended June 30, 2023		Six months ended June 30, 2023
	Class A	Class B	Class A	Class B
Numerator:
Basic and diluted net (loss) income per Ordinary Share:
Allocation of (loss) income– basic and diluted	$730,000	$1,392,000	$1,267,000	$1,769,000
Denominator:
Basic and diluted weighted average Ordinary Shares:	3,932,000	7,500,000	5,372,000	7,500,000

Basic and diluted (loss) income per Ordinary Share	$0.19	$0.19	$0.24	$0.24

The following tables reflect the earnings per share after allocating income between the shares based on outstanding shares:

	Year ended December 31, 2023		Year ended December 31, 2022
	Class A	Class B	Class A	Class B
Numerator:
Basic and diluted net income per ordinary share:
Allocation of income – basic and diluted	$54,000	$85,000	$12,055,000	$3,014,000
Denominator:
Basic and diluted weighted average ordinary shares:	4,718,000	7,500,000	30,000,000	7,500,000

Basic and diluted net income per ordinary share	$0.01	$0.01	$0.40	$0.40

SCHEDULE OF ORDINARY SHARES SUBJECT TO REDEMPTION CONSIST

Public Shares subject to possible redemption consist of the following:

	Dollars	Shares
Gross proceeds of Public Offering	$300,000,000	30,000,000
Less: Proceeds allocated to Public Warrants	(14,100,000)	-
Offering costs	(16,254,000)	-
Plus: Accretion of carrying value to redemption value	30,354,000	-
Subtotal at inception and at December 31, 2021	300,000,000	30,000,000
Plus: Accretion of carrying value to redemption value	4,675,000	-
Class A Ordinary Shares subject to possible redemption at December 31, 2022	$304,675,000	30,000,000
Less: Class A Ordinary Shares redeemed on January 11, 2023	(265,050,000)	(26,068,281)
Plus: Accretion of carrying value to redemption value	4,079,000	-
Balance at December 31, 2023	$43,704,000	3,931,719
Less: Public Shares redeemed on January 9, 2024	(23,768,000)	(2,137,134)
Plus: Accretion of carrying value to redemption value	273,000	-
Balance at March 31, 2024 (unaudited)	$20,209,000	1,794,585
Less: Public Shares redeemed on June 27, 2024	(18,893,000)	(1,660,035)
Plus: Accretion of carrying value to redemption value	215,000	-
Balance at June 30, 2024 (unaudited)	$1,531,000	134,550

	Dollars	Shares
Gross proceeds of Public Offering	$300,000,000	30,000,000
Less: Proceeds allocated to Public Warrants	(14,100,000)	—
Offering costs	(16,254,000)	—
Plus: Accretion of carrying value to redemption value	30,354,000	—
—Subtotal at inception and at December 31, 2021	300,000,000	30,000,000
Accretion of carrying value to redemption value	4,675,000	—
Class A ordinary shares subject to possible redemption at December 31, 2022	$304,675,000	30,000,000
Class A ordinary shares redeemed on January 11, 2023	(265,050,000)	(26,068,281)
Accretion of carrying value to redemption value	4,079,000	—
Balance at December 31, 2023	$43,704,000	3,931,719

Stardust Power Inc And Subsidiary [Member]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023

Numerator:
Net loss	$(10,092,312)	$(843,800)	$(14,185,887)	$(2,828,585)
Denominator:
Weighted average shares outstanding	45,171,254	40,453,289	41,694,909	40,367,188
Net loss per share, basic and diluted	$(0.22)	$(0.02)	$(0.34)	$(0.07)

The following table sets forth the computation of the basic and diluted net loss per share:

Period from March 16, 2023 (inception) through December 31, 2023
Numerator:
Net loss	$(3,793,585)
Denominator:
Weighted average shares outstanding	8,777,571
Net loss per share, basic and diluted	$(0.43)

SCHEDULE OF ESTIMATED USEFUL LIVES
Years
Computer and equipment	3-5 years

SCHEDULE OF ANTI-DILUTIVE EFFECT

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	September 30, 2024	September 30, 2023
Unvested common stock – restricted shares (Note 5)	125,411	893,985
Restricted Stock options	851,655	-
Restricted Stock Units	3,281,911	-
Performance Stock units	506,596	-
Sponsor Earnout Shares (Note 3)*	-	-
Public warrants	4,864,133	-
Private placement warrants	5,566,667	-

*	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of September 30, 2024, as the Sponsor earnout shares remain contingently forfeitable, as the conditions have not been met

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

December 31, 2023
Unvested common stock – shares (Note 3)	356,458